Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net loss	$ (4,934)	$ (2,808)	$ (7,490)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses		199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	462	(646)	(322)
Accrued payroll and employee benefits	(193)	(163)	258
Other accrued liabilities	88	(36)	(23)
Net cash provided by (used in) operating activities	563	(2,370)	(1,878)
Cash flows from investing activities
Purchase of property, plant and equipment	(591)	(890)	(853)
Net cash used in investing activities	(1,206)	(3,612)	(2,341)
Cash flows from financing activities
Dividends paid	(1,686)	(2,971)	(3,615)
Exercise of stock option			493
Repurchase of common stock			(1,411)
Net cash used in financing activities	(1,686)	(2,971)	(4,533)
Net decrease in cash and cash equivalents	(2,329)	(8,953)	(8,752)
Cash and cash equivalents, beginning of year	14,325	23,278	32,030
Cash and cash equivalents, end of year	11,996	14,325	23,278
Parent Company [Member]
Cash flows from operating activities
Net loss	(4,934)	(2,808)	(7,490)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	3,426	1,120	5,213
Depreciation	39	87	87
Stock-based compensation expenses		199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			5
Amounts due from subsidiaries	2,171	3,956	7,533
Accrued payroll and employee benefits	(89)		561
Other accrued liabilities	(2)	47	(30)
Net cash provided by (used in) operating activities	611	2,601	5,879
Cash flows from investing activities
Purchase of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities
Dividends paid	(1,686)	(2,971)	(3,615)
Exercise of stock option			493
Repurchase of common stock			(1,411)
Net cash used in financing activities	(1,686)	(2,971)	(4,533)
Net decrease in cash and cash equivalents	(1,075)	(370)	1,346
Cash and cash equivalents, beginning of year	1,369	1,739	393
Cash and cash equivalents, end of year	$ 294	$ 1,369	$ 1,739